Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued Capital [member]	Share Premium [member]	Treasury shares [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2018	€ 280,050	€ 5,659	€ 625,250	€ 0	€ 3	€ 42,445	€ (393,307)
Statement [LineItems]
Loss for the year	(218,016)					0	(218,016)
Other comprehensive income/(loss), net of tax	(37)				(37)
Total comprehensive income/(loss)	(218,053)			0	(37)	0	(218,016)
Share-based payment (Note 7)	37,486				0	37,486	0
Capital increase	529,332	784	528,548				0
Cost of capital increase	(31,701)		(31,701)				0
Equity at Dec. 31, 2019	597,114	6,443	1,122,097	0	(34)	79,931	(611,323)
Statement [LineItems]
Loss for the year	(418,955)					0	(418,955)
Other comprehensive income/(loss), net of tax	(42)			0	(42)		0
Total comprehensive income/(loss)	(418,997)			0	(42)	0	(418,955)
Share-based payment (Note 7)	53,170				0	53,170	0
Capital increase	638,797	774	638,023				0
Cost of capital increase	(31,373)		(31,373)				0
Equity at Dec. 31, 2020	838,711	7,217	1,728,747	0	(76)	133,101	(1,030,278)
Statement [LineItems]
Loss for the year	(383,577)					0	(383,577)
Other comprehensive income/(loss), net of tax	3,855			0	3,855		0
Total comprehensive income/(loss)	(379,722)			0	3,855	0	(383,577)
Share-based payment (Note 7)	66,830				0	66,830	0
Acquisition of treasury shares	(21,605)			(21,605)
Capital increase	399,395	429	398,966				0
Cost of capital increase	(19,974)		(19,974)				0
Equity at Dec. 31, 2021	€ 883,635	€ 7,646	€ 2,107,739	€ (21,605)	€ 3,779	€ 199,931	€ (1,413,855)